Financial instruments and risks - Summary of Loss Before Tax To Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	$ (3,402)	$ 3,479	$ (7,628)
Functional Currency
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Sensitivity analysis, change in exchange rate, percent	10.00%
Functional Currency | USD/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	$ (2,101)	(562)	(3,034)
Functional Currency | USD/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	2,101	562	3,034
Functional Currency | EUR/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	(1,020)	(75)	(508)
Functional Currency | EUR/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	1,020	75	508
Functional Currency | GBP/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	(36)	(25)	(23)
Functional Currency | GBP/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	$ 36	$ 25	$ 23